Note 7 - Preferred Shares (Details Textual)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 16, 2017 USD ($) $ / shares shares	Aug. 31, 2017 $ / shares shares	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 USD ($) shares	Oct. 31, 2018 $ / shares	Dec. 31, 2016 shares
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares		$ 15					$ 13.25
Preferred shares, conversion ratio		1			1
Preferred shares, dividend rate					8.00%
Conversion of convertible preferred shares		20,076,224
Embedded derivative, fair value assumption, probability-weighted expected return method, weighted percentage			95.00%	75.00%
Embedded derivative, fair value assumption, Monte Carlo simulation model, weighted percentage			5.00%	25.00%
Public Offering Price | $ / shares		$ 15
Series C preferred shares [member]
Statement Line Items [Line Items]
Proceeds from issue of preference shares | $	$ 10,000,080					$ 10,000,080
Number of preferred shares issued during period	841,410
Shares issued, price per share | $ / shares	$ 11.88
Payments for share issue costs | $	$ 129,520					$ 129,520
Number of shares outstanding at end of period					0	0		0
Total number of shares issued					0	0		0
Series A preferred shares [member]
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares					$ 2.44
Number of shares outstanding at end of period					0	0		13,409,796
Total number of shares issued					0	0		13,409,796
Series B preferred shares [member]
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares					$ 10.30
Number of shares outstanding at end of period					0	0		5,825,018
Total number of shares issued					0	0		5,825,018